Income tax expense (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss before tax	¥ (503,420)	¥ (1,223,164)	¥ (190,384)
Income tax computed at statutory EIT rate (25%)	(125,855)	(305,791)	(47,596)
Effect of preferential tax rates for certain entities comprising the Group	(137,124)	(112,684)	(20,409)
Effect of differing tax rates in different jurisdictions	260,441	422,677	184,235
Non-deductible expenses and non-taxable income, net	218,830	188,069	34,012
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC	(4,623)	(3,822)	(3,253)
Change in valuation allowances	(23,572)	1,933	699
Others	(12,201)	13,442	(119)
Income Tax Expense (Benefit)	¥ 175,896	¥ 203,824	¥ 147,569
Effective income tax rate	(34.90%)	(16.70%)	(77.50%)